Securities Act Registration No. 333-135714

Investment Company Act Registration No. 811-21927

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.__

☐

Post-Effective Amendment No._1_

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                    ☐

ACT OF 1940

Amendment No._2_

☒

 (Check appropriate box or boxes.)

Fallen Angels Family of Funds

(formerly American Money Management Funds)

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  858-755-0909

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

 Part A and Part B of this Registration Statement are hereby incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on September 1, 2006, accession number 0001162044-06-000428.

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i) Registrant's Declaration of Trust is hereby incorporated by reference to Exhibit 23(a) to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 12, 2006.

(ii) Amendment No.1 to the Registrant's Declaration of Trust is hereby incorporated by reference to Exhibit 23(a)(ii) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(iii) Amendment No. 2 to the Registrant's Declaration of Trust is filed herewith.

(b) By-Laws. Registrant's By-Laws are hereby incorporated by reference to Exhibit 23(b) to the Registrant's Registration Statement on Form N-1A filed with the SEC on July 12, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts. Management Agreement with American Money Management, LLC is hereby incorporated by reference to Exhibit 23(d) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement with U.S. Bank, N.A. is hereby incorporated by reference to Exhibit 23(g) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(h) Other Material Contracts.

(i) Transfer Agent Agreement with Mutual Shareholder Services, LLC is hereby incorporated by reference to Exhibit 23(h)(i) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(ii) Accounting Services Agreement with American Money Management, LLC is hereby incorporated by reference to Exhibit 23(h)(ii) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(iii) Administration Agreement with American Money Management, LLC is hereby incorporated by reference to Exhibit 23(h)(iii) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(i) Legal Opinion. Opinion and Consent of Thompson Hine LLP is hereby incorporated by reference to Exhibit 23(i) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(j) Other Opinions.  Consent of Accountants is  hereby incorporated by reference to Exhibit 23(j) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Agreement of initial shareholder is hereby incorporated by reference to Exhibit 23(l) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(m) Rule 12b-1 Plan. Rule 12b-1 Plan is filed herewith.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics. Code of Ethics of the Trust and Adviser is hereby incorporated by reference to Exhibit 23(p) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

(q) Powers of Attorney.  Powers of Attorney of the Trust, and a certificate with respect thereto, and the Trustees and officers of the Trust are hereby incorporated by reference to Exhibit 23(q) to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on September 1, 2006.

Item 24. Control Persons.  None

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

(a) American Money Management, LLC, 14249 Rancho Santa Fe Farms Road, Rancho Santa Fe, CA 92067 is registered as an investment adviser.  It has engaged in no other business during the past two fiscal years.

(b) Gabriel Wisdom and Michael Moore are both officers and managing member of SWM LLP, the general partner of a hedge fund.  Gabriel Wisdom is also an owner and director of Monterey Financial, a finance company.

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, U.S. Bank N.A.,  425 Walnut Street, Cincinnati, OH 45202.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this registration statement meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 8th day of June, 2007.

Fallen Angels Family of Funds

By:  /s/

           JoAnn M. Strasser

           Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the 8th day of June, 2007.

Gabriel B. Wisdom, President/Trustee*

Michael J. Moore, Treasurer* (Principal Accounting Officer)

Ingram S. Chodorow, Trustee*

Miro Copic, Trustee*

Kelly C. Huang, Trustee*

Linda J. Rock, Trustee*

*By: /s/

           JoAnn M. Strasser

           Attorney-in-Fact

EXHIBIT INDEX

1.

Amendment to Declaration of Trust

EX-99.23.a (iii)

2.

Rule 12b-1 Plan

EX-99.23.m